Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Maximum credit risk exposure	$ 75,347	$ 81,575	$ 83,182
Net margin call (paid) received	(1,094)	(3,002)	(2,435)
Financial liabilities	121,260	114,395	111,786
Operating liabilities subject to reverse factoring
Credit risk
Financial liabilities	842
Sale of receivables
Credit risk
Net value of receivables sold	9,864
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	7,425	6,533	4,562
Loans and advances
Credit risk
Maximum credit risk exposure	2,241	2,175	2,222
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	386	1,677	1,761
Non-current financial assets
Credit risk
Maximum credit risk exposure	3,270	2,305	2,395
Accounts receivable
Credit risk
Maximum credit risk exposure	18,559	19,281	23,442
Other operating receivables
Credit risk
Maximum credit risk exposure	13,932	16,846	14,952
Current financial assets
Credit risk
Maximum credit risk exposure	3,332	6,914	6,585
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 26,202	$ 25,844	$ 27,263